Concessions payable - Summary of leases and grants related to concession payable (Detail) R$ in Thousands		Sep. 15, 2020 BRL (R$) Installment	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Leases and grants under IFRS 16
Leases and grants related to concession payable			R$ 2,328,924	R$ 3,943,486
Current leases and grants related to concession payable			232,212	402,991
Non-current leases and grants related to concession payable			2,096,712	3,540,495
Leases
Leases and grants under IFRS 16
Leases			1,345,348	1,214,555
Leases | Rumo Malha Sul S.A. [member]
Leases and grants under IFRS 16
Leases			600,745	532,496
Leases | Rumo Malha Paulista S.A. [member]
Leases and grants under IFRS 16
Leases			475,647	377,944
Leases | Rumo Malha Oeste S.A. [member]
Leases and grants under IFRS 16
Leases			179,568	216,096
Leases | Elevacoes Portuarias
Leases and grants under IFRS 16
Leases			76,925	74,584
Leases | Portofer
Leases and grants under IFRS 16
Leases			12,463	13,435
Grants
Leases and grants under IFRS 16
Grants			983,576	2,728,931
Installments amount falling due of grants concession payable		R$ 5,100,511
Grants | Rumo Malha Paulista S.A. [member]
Leases and grants under IFRS 16
Grants	[1]		492,222
Number of installments for concession agreement | Installment		70
Installments amount falling due of grants concession payable		R$ 2,823,777
Grants | Rumo Malha Central S.A.
Leases and grants under IFRS 16
Grants			R$ 491,354	R$ 2,728,931
Number of installments for concession agreement | Installment		59
Installments amount falling due of grants concession payable		R$ 2,276,734

[1]	On September 15, 2020, Rumo Malha Paulista and Rumo Malha Central paid 70 installments falling due in the amount of R$ 2,823,777 and 59 installments falling due in the amount of R$ 2,276,734, respectively, totaling R$ 5,100,511, as required by Letter No. 969/GREG/2020 and Letter No. 968/GREG/2020 to ANTT (See Note 2).